Revenues	9 Months Ended
Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Revenue
Revenue

The Partnership’s primary source of revenue is chartering its vessels to customers. The Partnership utilizes three primary forms of contracts consisting of time-charter contracts, voyage charter contracts and bareboat charter contracts. For a description of these contracts, see Item 18 - Financial Statements: Note 6 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2018. In addition, the Partnership generated revenue from construction supervision and crew-training for the vessels under construction in its joint venture with China LNG Shipping (Holdings) Limited (or China LNG), CETS Investment Management (HK) Co. Ltd. and BW Investments Pte. Ltd (or the Pan Union Joint Venture), in which the Partnership's ownership interests range from 20% to 30%, and from the start-up of an LNG receiving and regasification terminal under construction related to its 30%-owned joint venture with National Oil & Gas Authority (30%), Gulf Investment Corporation (24%), and Samsung C&T (16%) (or the Bahrain LNG Joint Venture). Such services may include the procurement of third-party goods and services for the asset’s owner.

Revenue Table

The following tables contain the Partnership’s total revenue for the three and nine months ended September 30, 2019 and 2018, by contract type and by segment.

	Three Months Ended September 30, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	129,633	—	1,597	131,230
Voyage charters	—	10,846	—	10,846
Bareboat charters	6,196	—	—	6,196
Management fees and other income	1,383	—	—	1,383
	137,212	10,846	1,597	149,655

	Three Months Ended September 30, 2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	104,342	—	2,820	107,162
Voyage charters	—	6,279	2,220	8,499
Bareboat charters	6,001	—	—	6,001
Management fees and other income	1,566	—	108	1,674
	111,909	6,279	5,148	123,336

	Nine Months Ended September 30, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	394,092	—	6,728	400,820
Voyage charters	—	28,864	—	28,864
Bareboat charters	18,387	—	—	18,387
Management fees and other income	4,388	—	—	4,388
	416,867	28,864	6,728	452,459

	Nine Months Ended September 30, 2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	294,658	—	12,534	307,192
Voyage charters	—	16,669	12,690	29,359
Bareboat charters	17,112	—	—	17,112
Management fees and other income	6,970	—	324	7,294
	318,740	16,669	25,548	360,957

The following table contains the Partnership’s total revenue for the three months and nine months ended September 30, 2019 and 2018, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	128,743	110,540	389,565	314,822
Interest income on lease receivables	12,978	8,915	38,741	28,829
Variable lease payments - cost reimbursements(1)	1,277	—	3,252	—
Variable lease payments - other(2)	—	(1,689)	—	(2,148)
	142,998	117,766	431,558	341,503
Non-lease revenue
Non-lease revenue - related to sales type or direct financing leases	5,274	3,896	16,513	12,160
Management fees and other income	1,383	1,674	4,388	7,294
	6,657	5,570	20,901	19,454
Total	149,655	123,336	452,459	360,957

(1)
Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Partnership's customers relating to such costs incurred by the Partnership to operate the vessel for the customer pursuant to charters accounted for as operating leases.

(2)	Payments to charterer from time-charter contracts based on the base daily hire amount in excess of spot market rates.

Net Investments in Direct Financing Leases and Sales-Type Leases

The Partnership’s time-charter contracts accounted for as direct financing leases contain both a lease component (lease of the vessel) and a non-lease component (operation of the vessel). The Partnership has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby the Partnership estimates the cost to operate the vessel using cost benchmarking studies prepared by a third party, when available, or internal estimates when not available, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby the Partnership calculates a rate excluding the operating component based on a market time-charter rate from published broker estimates, when available, or internal estimates when not available. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component.

The Partnership has three LNG carriers, excluding the vessels in its equity-accounted joint ventures, that are accounted for as direct financing leases. For a description of the Partnership's LNG carriers accounted for as direct financing leases, see Note 6 to the Partnership's audited consolidated financial statements included in its Annual Report on Form 20-F for the year ended December 31, 2018. The following table lists the components of the Partnership's net investments in direct financing leases:

	September 30, 2019 $	December 31, 2018 $
Total minimum lease payments to be received	849,115	897,130
Estimated unguaranteed residual value of leased properties	291,098	291,098
Initial direct costs	304	329
Less unearned revenue	(579,080)	(613,394)
Total net investments in direct financing leases	561,437	575,163
Less current portion	(13,365)	(12,635)
Net investments in direct financing leases	548,072	562,528

As at September 30, 2019, estimated minimum lease payments to be received by the Partnership related to its direct financing leases in each of the next five years were approximately $15.9 million (remainder of 2019), $64.3 million (2020), $64.2 million (2021), $64.2 million (2022), $64.0 million (2023) and an aggregate of $576.5 million thereafter. The leases are scheduled to end between 2029 and 2039.

As at September 30, 2019, estimated minimum lease payments to be received by the Partnership related to its sales-type leases were approximately $7.1 million during the remainder of 2019, and $36.4 million in 2020. As at September 30, 2019, the Partnership has not recognized a lease receivable in respect of these payments in its consolidated financial statements as its recoverability was not reasonably assured.

As at December 31, 2018, estimated minimum lease payments to be received by the Partnership related to its direct financing leases in each of the next five years are approximately $63.9 million (2019), $64.3 million (2020), $64.2 million (2021), $64.2 million (2022), $64.0 million (2023) and an aggregate of $576.5 million thereafter.

Operating Leases

As at September 30, 2019, the minimum scheduled future rentals to be received by the Partnership in each of the next five years for the lease and non-lease elements related to charters that were accounted for as operating leases are approximately $129.6 million (remainder of 2019), $514.9 million (2020), $475.8 million (2021), $371.7 million (2022), and $307.0 million (2023). Minimum scheduled future rentals on operating lease contracts do not include rentals from vessels in the Partnership’s equity-accounted investments, rentals from unexercised option periods of contracts that existed on September 30, 2019, variable or contingent rentals, or rentals from contracts which were entered into or commenced after September 30, 2019. Therefore, the minimum scheduled future rentals on operating leases should not be construed to reflect total charter hire revenues for any of these five years.

As at December 31, 2018, the minimum scheduled future rentals to be received by the Partnership in each of the next five years for the lease and non-lease elements related to charters that were accounted for as operating leases are approximately $482.7 million (2019), $438.2 million (2020), $398.3 million (2021), $321.9 million (2022), and $278.1 million (2023). Minimum scheduled future rentals on operating lease contracts do not include rentals from vessels in the Partnership’s equity-accounted investments, rentals from unexercised option periods of contracts that existed on December 31, 2018, variable or contingent rentals, or rentals from contracts which were entered into or commenced after December 31, 2018. Therefore, the minimum scheduled future rentals on operating leases should not be construed to reflect total charter hire revenues for any of these five years.

The carrying amount of the Partnership's vessels which are employed on these charter contracts as at September 30, 2019, was $2.9 billion (December 31, 2018 – $3.1 billion). The cost and accumulated depreciation of these vessels employed on these charter contracts as at September 30, 2019 were $3.6 billion (December 31, 2018 – $3.8 billion) and $765.9 million (December 31, 2018 – $698.5 million), respectively.

Contract Liabilities

As at September 30, 2019, the Partnership had $22.0 million of advanced payments recognized as contract liabilities included in unearned revenue (December 31, 2018 – $26.4 million, September 30, 2018 – $19.4 million and January 1, 2018 – $22.2 million). The Partnership recognized $20.8 million and $21.5 million of revenue for the three months ended September 30, 2019 and 2018, respectively, that was recognized as a contract liability at the beginning of such three-month periods. The Partnership recognized $26.4 million and $22.2 million of revenue for the nine months ended September 30, 2019 and 2018, respectively, that was recognized as a contract liability at the beginning of such nine-month periods.